Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio
Investor Class
April 29, 2024
Prospectus

Jean Park no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Drukker is Co-Portfolio Manager of VIP Contrafund℠ Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
VCON-INV-PSTK-0524-111 1.918651.111	May 22, 2024
Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio
Initial Class, Service Class, Service Class 2
April 29, 2024
Prospectus

Jean Park no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Matthew Drukker is Co-Portfolio Manager of VIP Contrafund℠ Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
VCON-PSTK-0524-117 1.797984.117	May 22, 2024